RELATED PARTY DISCLOSURES (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2019 CAD ($) $ / oz	Dec. 31, 2018 CAD ($) $ / oz
RELATED PARTY DISCLOSURES
Compensation and benefits	$ 3,243	$ 1,624
Share-based compensation	1,955	423
Total compensation	5,198	2,047
Pan American | La Colorada
RELATED PARTY DISCLOSURES
Purchases from related party	$ 3,200	$ 3,300
Gold price | $ / oz	650	650